Share-based payments - Movements in the weighted average exercise price of share options (Details) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payments
Weighted average exercise price, options outstanding, start of period	£ 143.28
Granted during the period	1,178.94	£ 143.28
Forfeited during the period	204.00
Weighted average exercise price, options outstanding, end of period	£ 308.06	£ 143.28